Short term loan (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 05, 2023	Apr. 25, 2023	Apr. 17, 2023
Short term loan
Principal from loan amount			$ 500,000	$ 1,000,000
Loan amount recieved from related party		$ 250,000
Accural Interest expense	$ 10,989
Outstanding Short term loan	$ 750,000